PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 47,419,220	R$ 48,454,570
Main Legal Matter 1 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	6,554,452	10,246,424
Main Legal Matter 2 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	3,512,216	4,346,118
Main Legal Matter 3 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,264,620	2,284,914
Main Legal Matter 4 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	5,858,583	6,239,017
Main Legal Matter 5 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	2,319,108	2,169,108
Main Legal Matter 6 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	751,209
Main Legal Matter 7 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,309,079	1,460,763
Main Legal Matter 8 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,875,734	1,499,578
Main Legal Matter 9 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,715,523	1,570,733
Main Legal Matter 10 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	221,203	205,621
Main Legal Matter 11 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	43,716	39,939
Main Legal Matter 12 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	434,203	422,499
Main Legal Matter 13 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	705,480	779,093
Main Legal Matter 14 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	497,950	488,238
Main Legal Matter 15 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	871,652	798,226
Main Legal Matter 16 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	73,556	389,919
Main Legal Matter 17 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	458,694	422,807
Main Legal Matter 18 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	163,996	338,273
Main Legal Matter 19 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	8,357,638	6,977,524
Main Legal Matter 20 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	751,191	647,801
Main Legal Matter 21 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	650,979	621,724
Main Legal Matter 22 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	551,756	492,535
Main Legal Matter 23 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	247,883	229,983
Main Legal Matter 24 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	510,404
Main Legal Matter 25 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	1,958,195	1,620,259
Main Legal Matter 26 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	3,001,846	2,580,452
Main Legal Matter 27 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	168,746	152,322
Main Legal Matter 28 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	306,389	306,389
Main Legal Matter 29 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	337,951	337,951
Main Legal Matter 30 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	894,523	R$ 786,360
Main Legal Matter 31 [Member]
IfrsStatementLineItems [Line Items]
Legal matters with possible risk of loss	R$ 50,745